LOANS - Changes in Other Real Estate Owned (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 1,287	$ 2,033	$ 1,401
Additions	98	1,017	2,448
Proceeds from Sale of Other Real Estate	1,278	2,076	1,453
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Other Deduction	9	(313)	363
Balance at end of year	98	1,287	2,033
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	98	510	415
Proceeds from Sale of Other Real Estate	947	217	541
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Other Deduction	9	(448)	112
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	0	507	2,033
Proceeds from Sale of Other Real Estate	331	1,859	912
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Other Deduction	$ 0	$ 135	$ 251